Finance cost (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finance cost
Lease finance charges (Note 20.3)	$ 117,163	$ 200,050	$ 94,626
Interest accretion on financial liabilities	12,192
Cost of acquiring equity facility (B. Riley)		2,772,934
Interest expense on convertible notes		439,026	1,400,067
Loss on conversion of notes		150,227
Interest expense on loans		104,406
Finance costs	$ 129,355	$ 3,666,643	$ 1,494,693